Schedule of insurance policies (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Operational Risks H P P Baixo Lguacu [Member]
IfrsStatementLineItems [Line Items]
End of term	05.30.2022
Insured amount	R$ 2,250,207
Operational Risks Cutia And Bento Miguel [Member]
IfrsStatementLineItems [Line Items]
End of term	03.29.2023
Insured amount	R$ 2,196,012
Named Perils [Member]
IfrsStatementLineItems [Line Items]
End of term	08.24.2022
Insured amount	R$ 2,089,718
Operational Risks H P P Colider [Member]
IfrsStatementLineItems [Line Items]
End of term	12.01.2022
Insured amount	R$ 1,892,320
Operational Risks H P P Governador Jayme Canet Junior [Member]
IfrsStatementLineItems [Line Items]
End of term	01.22.2023
Insured amount	R$ 1,594,472
Fire Company Owned And Rented Facilities [Member]
IfrsStatementLineItems [Line Items]
End of term	08.24.2022
Insured amount	R$ 878,937
Operational Risks Brisa Potiguar [Member]
IfrsStatementLineItems [Line Items]
End of term	06.27.2022
Insured amount	R$ 743,616
Operational Risks Elejor [Member]
IfrsStatementLineItems [Line Items]
End of term	03.11.2023
Insured amount	R$ 728,426
Operational Risks U E G Araucana [Member]
IfrsStatementLineItems [Line Items]
End of term	11.30.2022
Insured amount	R$ 699,136
Operational Risks Sao Bento [Member]
IfrsStatementLineItems [Line Items]
End of term	06.27.2022
Insured amount	R$ 510,557